Financial Instruments (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Accounts payable and accrued liabilities	$ 1,888,000
Qu?bec flow-through expenditure requirements	7,290,000
Undiscounted lease payments	622,000
Total	9,800,000
Accounts payable and accrued liabilities	1,888,000	$ 3,280,000
Over 3 Years
Statement [Line Items]
Qu?bec flow-through expenditure requirements	0
Undiscounted lease payments	63,000
Total	63,000
Accounts payable and accrued liabilities	0
2 to 3 Years
Statement [Line Items]
Qu?bec flow-through expenditure requirements	0
Undiscounted lease payments	376,000
Total	376,000
Accounts payable and accrued liabilities	0
Within 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	1,888,000
Qu?bec flow-through expenditure requirements	7,290,000
Undiscounted lease payments	183,000
Total	$ 9,361,000